BRIDGE BUILDER TRUST

Bridge Builder Tax Managed Large Cap Fund (the “Tax Managed Large Cap Fund”)

Bridge Builder Tax Managed Small/Mid Cap Fund (the “Tax Managed Small/Mid Cap Fund”)

Bridge Builder Tax Managed International Equity Fund (the “Tax Managed International Equity Fund”)

(each a “Tax Managed Fund,” collectively, the “Tax Managed Funds”)

Supplement dated July 1, 2025

to the Prospectus dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

James Reber no longer serves as a portfolio manager of the portion of the assets of each of the Tax Managed Large Cap Fund, Tax Managed Small/Mid Cap Fund and Tax Managed International Equity Fund managed by Parametric Portfolio Associates LLC (“Parametric’s Allocated Portion of the Tax Managed Funds”). Additionally, Thomas Seto no longer serves as a portfolio manager of the portion of the assets of the Tax Managed International Equity Fund managed by Parametric Portfolio Associates LLC. Paul Bouchey, Jennifer Sireklove and Jennifer Mihara continue to serve as portfolio managers of Parametric’s Allocated Portion of the Tax Managed Funds.

Accordingly, all references and information related to James Reber and Thomas Seto in the Prospectus are hereby deleted in their entirety.

B.

Steven M. Barry no longer serves as a portfolio manager of the portion of the assets of the Tax Managed Small/Mid Cap Fund managed by Goldman Sachs Asset Management, L.P. (“GSAM’s Allocated Portion of the Tax Managed Small/Mid Cap Fund”). Greg Tuorto and Jessica Katz continue to serve as portfolio managers of GSAM’s Allocated Portion of the Tax Managed Small/Mid Cap Fund.

Accordingly, all references and information related to Steven M. Barry in the Prospectus are hereby deleted in their entirety.

C.

Stedman D. Oakey has been added as a portfolio manager to the portion of the assets of the Tax Managed International Equity Fund managed by Thompson, Siegel & Walmsley LLC (“TSW’s Allocated Portion of the Tax Managed International Equity Fund”). Brandon H. Harrell continues to serve as a portfolio manager of TSW’s Allocated Portion of the Tax Managed International Equity Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “TSW” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Tax Managed International Equity Fund” is hereby replaced with the following:

TSW

Portfolio Managers	Position with TSW	Length of Service to the Fund
Brandon H. Harrell	Portfolio Manager	Since October 2024
Stedman D. Oakey	Portfolio Manager	Since July 2025

1

2.

The sub-section entitled “Sub-advisers and Portfolio Managers – International Equity Fund – TSW – Portfolio Manager” under the section entitled “Management of the Funds” is hereby replaced with the following:

Portfolio Managers:

Brandon H. Harrell has been a portfolio manager of the International Equity Fund since October 2024. Stedman D. Oakey has been a portfolio manager of the International Equity Fund since July 2025.

Mr. Harrell joined TSW in 1996. He began his career in the investment management industry in 1987 and earned a BA from Wake Forest University and an MBA from George Mason University.

Mr. Oakey joined TSW in 2005. He began his career in the investment industry in 2000 and earned a BA from the University of Notre Dame.

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2

BRIDGE BUILDER TRUST

Bridge Builder Tax Managed Large Cap Fund (the “Tax Managed Large Cap Fund”)

Bridge Builder Tax Managed Small/Mid Cap Fund (the “Tax Managed Small/Mid Cap Fund”)

Bridge Builder Tax Managed International Equity Fund (the “Tax Managed International Equity Fund”)

(each a “Tax Managed Fund,” collectively, the “Tax Managed Funds”)

Supplement dated July 1, 2025

to the Statement of Additional Information (the “SAI”)

dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

James Reber no longer serves as a portfolio manager of the portion of the assets of each of the Tax Managed Large Cap Fund, Tax Managed Small/Mid Cap Fund and Tax Managed International Equity Fund managed by Parametric Portfolio Associates LLC (“Parametric’s Allocated Portion of the Tax Managed Funds”). Additionally, Thomas Seto no longer serves as a portfolio manager of the portion of the assets of the Tax Managed International Equity Fund managed by Parametric Portfolio Associates LLC. Paul Bouchey, Jennifer Sireklove and Jennifer Mihara continue to serve as portfolio managers of Parametric’s Allocated Portion of the Tax Managed Funds.

Accordingly, all references and information related to James Reber and Thomas Seto in the SAI are hereby deleted in their entirety.

B.

Steven M. Barry no longer serves as a portfolio manager of the portion of the assets of the Tax Managed Small/Mid Cap Fund managed by Goldman Sachs Asset Management, L.P. (“GSAM’s Allocated Portion of the Tax Managed Small/Mid Cap Fund”). Greg Tuorto and Jessica Katz continue to serve as portfolio managers of GSAM’s Allocated Portion of the Tax Managed Small/Mid Cap Fund.

Accordingly, all references and information related to Steven M. Barry in the SAI are hereby deleted in their entirety.

C.

Stedman D. Oakey has been added as a portfolio manager to the portion of the assets of the Tax Managed International Equity Fund managed by Thompson, Siegel & Walmsley LLC (“TSW’s Allocated Portion of the Tax Managed International Equity Fund”). Brandon H. Harrell continues to serve as a portfolio manager of TSW’s Allocated Portion of the Tax Managed International Equity Fund.

Accordingly, the SAI is hereby supplemented and revised as follows:

The sub-sections entitled “Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares”, “Conflicts of Interest” and “Compensation” under the section entitled “The Funds’ Investment Teams – The Sub-advisers –Tax Managed International Equity Fund – Thompson, Siegel & Walmsley LLC (“TSW”)” are hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the

Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2024, except as noted below. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Brandon H. Harrell	7	$7.30 billion	5	$1.76 billion	12	$3.35 billion
Stedman D. Oakey^	7	$7.20 billion	5	$1.71 billion	11	$3.45 billion

^ As of May 31, 2025.

As of June 30, 2024, for Mr. Harrell, and as of May 31, 2025, for Mr. Oakey, the above-listed portfolio managers did not beneficially own any shares of the Fund.

Conflicts of Interest. The portfolio managers are also responsible for managing other account portfolios in addition to the Fund.

The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund investments on the one hand and the investments of the other accounts, on the other. The side-by-side management of the Fund and other accounts presents a variety of potential conflicts of interests. For example, the portfolio managers may purchase or sell securities for one portfolio and not another. The performance of securities within one portfolio may differ from the performance of securities in another portfolio.

In some cases, another account managed by a portfolio manager may compensate TSW based on performance of the portfolio held by that account. Performance-based fee arrangements may create an incentive for TSW to favor higher-fee-paying accounts over other accounts, including accounts that are charged no performance-based fees, in the allocation of investment opportunities. TSW has adopted policies and procedures that seek to mitigate such conflicts and to ensure that all clients are treated fairly and equally.

Another potential conflict could arise in instances in which securities considered as investments for the Fund are also appropriate investments for other investment accounts managed by TSW. When a decision is made to buy or sell a security by the Fund and one or more of the other accounts, TSW may aggregate the purchase or sale of the securities and will allocate the securities transactions in a manner it believes to be equitable under the circumstances. However, a variety of factors can determine whether a particular account may participate in a particular aggregated transaction. Because of such differences, there may be differences in invested positions and securities held in accounts managed according to similar strategies. When aggregating orders, TSW employs procedures designed to ensure accounts will be treated in a fair and equitable manner and no account will be favored over any other. TSW has implemented specific policies and procedures to address any potential conflicts.

Compensation. TSW’s compensation strategy is to provide competitive base salaries commensurate with an individual’s responsibility and provide incentive bonus awards that may significantly exceed base salary. Annually, the TSW compensation committee is responsible for determining the discretionary bonuses, utilizing an analytical and qualitative assessment process. While it is not a formulaic decision, factors used to determine compensation include overall firm success, investment team performance and individual contribution. A portion of the bonus (up to 35%) may be deferred into TSW Funds, Perpetual stock, or a combination of the two.

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